Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071-3106

February 2, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	CNI Charter Funds
(File Nos. 333-16093 and 811-7923)

Ladies and Gentlemen:

On behalf of CNI Charter Funds, a Delaware statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the form of Prospectus relating to each of the series of the Trust (the “Funds”), that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 42 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment.  The Amendment, which was filed via the EDGAR system on January 28, 2010 and became effective on January 28, is the most recent amendment to the Trust’s Registration Statement.

Please call Laurie Dee at (714) 830-0679 or the undersigned at (213) 680-6646 with any comments or questions relating to the Amendment.

Sincerely,

/s/ Michael Glazer

Michael Glazer